iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.1%
Axon Enterprise, Inc.
(a)
..................... 2,758 $ 1,784,316
Boeing Co. (The)
(a)
........................ 11,895 1,848,959
General Dynamics Corp. .................... 5,280 1,499,573
General Electric Co ....................... 9,153 1,667,310
HEICO Corp. ........................... 2,428 663,742
HEICO Corp., Class A ...................... 4,730 998,645
Howmet Aerospace, Inc. .................... 14,369 1,701,002
Huntington Ingalls Industries, Inc. .............. 8,146 1,612,256
L3Harris Technologies, Inc. .................. 6,383 1,571,814
Lockheed Martin Corp. ..................... 2,971 1,572,877
Northrop Grumman Corp. ................... 3,181 1,557,577
RTX Corp. ............................. 13,457 1,639,466
Textron, Inc. ............................ 18,954 1,623,031
TransDigm Group, Inc. ..................... 1,238 1,551,177
21,291,745
a
Air Freight & Logistics  — 0.7%
CH Robinson Worldwide, Inc. ................ 14,857 1,568,602
Expeditors International of Washington, Inc. ....... 13,641 1,659,291
FedEx Corp. ............................ 5,663 1,714,020
United Parcel Service, Inc., Class B ............ 12,394 1,682,114
6,624,027
a
Automobile Components  — 0.2%
Aptiv PLC
(a)(b)
............................ 29,608 1,644,132
a
Automobiles  — 0.7%
Ford Motor Co. .......................... 150,366 1,673,574
General Motors Co. ....................... 28,855 1,604,049
Rivian Automotive, Inc., Class A
(a)(b)
............. 138,070 1,688,596
Tesla, Inc.
(a)
............................. 5,012 1,729,942
6,696,161
a
Banks  — 2.4%
Bank of America Corp. ..................... 35,916 1,706,369
Citigroup, Inc. ........................... 23,985 1,699,817
Citizens Financial Group, Inc. ................ 36,216 1,743,438
Fifth Third Bancorp ....................... 35,853 1,723,095
First Citizens BancShares , Inc., Class A .......... 767 1,760,265
Huntington Bancshares, Inc. ................. 96,421 1,736,542
JPMorgan Chase & Co. .................... 6,857 1,712,330
KeyCorp ............................... 88,030 1,714,825
M&T Bank Corp. ......................... 7,895 1,736,821
PNC Financial Services Group, Inc. (The) ........ 7,984 1,714,325
Regions Financial Corp. .................... 65,190 1,777,079
Truist Financial Corp. ...................... 35,897 1,711,569
U.S. Bancorp ........................... 32,757 1,745,621
Wells Fargo & Co. ........................ 22,714 1,730,125
24,212,221
a
Beverages  — 1.2%
Brown-Forman Corp., Class B, NVS ............ 40,977 1,724,312
Coca-Cola Co. (The) ...................... 26,882 1,722,599
Constellation Brands, Inc., Class A ............. 6,875 1,656,531
Keurig Dr Pepper, Inc. ..................... 50,047 1,634,035
Molson Coors Beverage Co., Class B ........... 25,904 1,607,602
Monster Beverage Corp.
(a)
................... 29,055 1,601,802
PepsiCo, Inc. ........................... 9,975 1,630,414
11,577,295
a
Biotechnology  — 2.1%
AbbVie, Inc. ............................ 9,781 1,789,238
Alnylam Pharmaceuticals, Inc.
(a)
............... 6,284 1,590,292
Amgen, Inc. ............................ 5,510 1,558,614
Security Shares Value
a
Biotechnology (continued)
Biogen, Inc.
(a)
........................... 9,970 $ 1,601,481
BioMarin Pharmaceutical, Inc.
(a)
............... 24,846 1,640,581
Exact Sciences Corp.
(a)
..................... 32,734 2,032,127
Gilead Sciences, Inc. ...................... 17,923 1,659,311
Incyte Corp.
(a)
........................... 20,574 1,534,615
Moderna , Inc.
(a)(b)
......................... 39,425 1,697,640
Neurocrine Biosciences, Inc.
(a)
................ 13,168 1,669,044
Regeneron Pharmaceuticals, Inc.
(a)
............. 2,060 1,545,453
United Therapeutics Corp.
(a)
.................. 4,146 1,536,052
Vertex Pharmaceuticals, Inc.
(a)
................ 3,336 1,561,682
21,416,130
a
Broadline Retail  — 0.5%
Amazon.com, Inc.
(a)
....................... 7,613 1,582,667
eBay, Inc. .............................. 26,576 1,681,995
MercadoLibre , Inc.
(a)
....................... 862 1,711,216
4,975,878
a
Building Products  — 1.9%
A O Smith Corp. ......................... 22,577 1,681,761
Allegion PLC ............................ 11,840 1,667,546
Builders FirstSource , Inc.
(a)
.................. 9,236 1,722,237
Carlisle Companies, Inc. .................... 3,673 1,677,459
Carrier Global Corp. ....................... 21,850 1,690,534
Fortune Brands Innovations, Inc. .............. 22,140 1,733,562
Johnson Controls International PLC ............ 19,393 1,626,297
Lennox International, Inc. ................... 2,680 1,787,908
Masco Corp. ............................ 20,932 1,686,282
Owens Corning .......................... 8,517 1,751,266
Trane Technologies PLC .................... 4,041 1,681,945
18,706,797
a
Capital Markets  — 5.0%
Ameriprise Financial, Inc. ................... 2,942 1,688,620
Ares Management Corp., Class A .............. 10,059 1,777,727
Bank of New York Mellon Corp. (The) ........... 21,799 1,784,684
BlackRock, Inc.
(c)
......................... 1,619 1,655,913
Blackstone, Inc. .......................... 9,179 1,754,015
Carlyle Group, Inc. (The) .................... 32,515 1,730,774
Cboe Global Markets, Inc. ................... 8,409 1,815,083
Charles Schwab Corp. (The) ................. 21,189 1,753,602
CME Group, Inc., Class A ................... 7,208 1,715,504
Coinbase Global, Inc., Class A
(a)
............... 5,818 1,723,292
FactSet Research Systems, Inc. ............... 3,363 1,650,123
Franklin Resources, Inc. .................... 77,007 1,752,679
Goldman Sachs Group, Inc. (The) ............. 2,806 1,707,647
Intercontinental Exchange, Inc. ............... 10,718 1,725,169
KKR & Co., Inc. .......................... 10,930 1,780,169
LPL Financial Holdings, Inc. .................. 5,259 1,709,964
MarketAxess Holdings, Inc. .................. 6,202 1,604,395
Moody's Corp. ........................... 3,463 1,731,431
Morgan Stanley .......................... 12,594 1,657,496
MSCI, Inc., Class A ....................... 2,687 1,638,076
Nasdaq, Inc. ............................ 20,811 1,727,105
Northern Trust Corp. ....................... 15,517 1,724,870
Raymond James Financial, Inc. ............... 10,332 1,749,001
Robinhood Markets, Inc., Class A
(a)
............. 51,930 1,949,452
S&P Global, Inc. ......................... 3,259 1,702,860
SEI Investments Co. ....................... 20,009 1,653,344
State Street Corp. ........................ 17,534 1,727,274
T Rowe Price Group, Inc. ................... 14,043 1,739,085
Tradeweb Markets, Inc., Class A ............... 13,135 1,779,793
50,109,147
a

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals  — 2.9%
Air Products and Chemicals, Inc. .............. 5,297 $ 1,770,946
Albemarle Corp. ......................... 15,346 1,652,764
Celanese Corp. .......................... 22,437 1,642,613
CF Industries Holdings, Inc. .................. 19,467 1,745,411
Corteva , Inc. ............................ 28,803 1,792,699
Dow, Inc. .............................. 37,569 1,660,925
DuPont de Nemours, Inc. ................... 19,950 1,667,620
Eastman Chemical Co. ..................... 16,695 1,748,300
Ecolab, Inc. ............................ 6,676 1,660,789
International Flavors & Fragrances, Inc. .......... 18,537 1,693,540
Linde PLC ............................. 3,594 1,656,798
LyondellBasell Industries NV, Class A ........... 19,978 1,664,967
Mosaic Co. (The) ......................... 63,613 1,683,200
PPG Industries, Inc. ....................... 13,427 1,669,916
RPM International, Inc. ..................... 12,239 1,698,528
Sherwin-Williams Co. (The) .................. 4,259 1,692,527
Westlake Corp. .......................... 13,029 1,672,924
28,774,467
a
Commercial Services & Supplies  — 1.2%
Cintas Corp. ............................ 7,293 1,646,686
Copart , Inc.
(a)
........................... 28,447 1,803,255
Republic Services, Inc. ..................... 7,613 1,661,918
Rollins, Inc. ............................. 32,082 1,614,687
Veralto Corp. ............................ 15,841 1,713,838
Waste Connections, Inc. .................... 8,786 1,691,041
Waste Management, Inc. .................... 7,257 1,656,193
11,787,618
a
Communications Equipment  — 0.8%
Arista Networks, Inc.
(a)
..................... 4,188 1,699,574
Cisco Systems, Inc. ....................... 27,826 1,647,578
F5, Inc.
(a)
.............................. 6,661 1,667,581
Juniper Networks, Inc. ..................... 43,620 1,566,830
Motorola Solutions, Inc. .................... 3,321 1,659,504
8,241,067
a
Construction & Engineering  — 0.5%
AECOM ............................... 14,720 1,721,798
EMCOR Group, Inc. ....................... 3,316 1,691,558
Quanta Services, Inc. ...................... 5,101 1,757,397
5,170,753
a
Construction Materials  — 0.5%
CRH PLC .............................. 16,684 1,706,273
Martin Marietta Materials, Inc. ................ 2,729 1,637,400
Vulcan Materials Co. ...................... 5,745 1,655,307
4,998,980
a
Consumer Finance  — 0.9%
Ally Financial, Inc. ........................ 45,332 1,812,374
American Express Co. ..................... 5,803 1,768,058
Capital One Financial Corp. .................. 8,933 1,715,225
Discover Financial Services .................. 9,521 1,736,916
Synchrony Financial ....................... 25,638 1,731,078
8,763,651
a
Consumer Staples Distribution & Retail  — 1.5%
Albertsons Companies, Inc., Class A ............ 87,376 1,734,414
Costco Wholesale Corp. .................... 1,756 1,706,621
Dollar General Corp. ...................... 21,596 1,668,723
Dollar Tree, Inc.
(a)
......................... 25,427 1,812,182
Kroger Co. (The) ......................... 27,883 1,703,094
Sysco Corp. ............................ 21,780 1,679,456
Target Corp. ............................ 10,741 1,421,142
Walgreens Boots Alliance, Inc. ................ 184,129 1,660,843
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 19,433 $ 1,797,552
15,184,027
a
Containers & Packaging  — 1.2%
Amcor PLC ............................. 164,870 1,754,217
Avery Dennison Corp. ...................... 8,147 1,677,875
Ball Corp. .............................. 26,438 1,643,386
Crown Holdings, Inc. ...................... 17,958 1,653,752
International Paper Co. ..................... 29,334 1,725,719
Packaging Corp. of America ................. 6,928 1,724,033
Smurfit WestRock PLC ..................... 32,401 1,782,703
11,961,685
a
Distributors  — 0.5%
Genuine Parts Co. ........................ 13,467 1,706,673
LKQ Corp. ............................. 43,186 1,696,778
Pool Corp. ............................. 4,722 1,780,619
5,184,070
a
Diversified REITs  — 0.2%
WP Carey, Inc. .......................... 29,817 1,701,358
a
Diversified Telecommunication Services  — 0.3%
AT&T, Inc. .............................. 74,476 1,724,864
Verizon Communications, Inc. ................ 40,337 1,788,543
3,513,407
a
Electric Utilities  — 2.8%
Alliant Energy Corp. ....................... 27,613 1,745,142
American Electric Power Co., Inc. .............. 17,778 1,775,311
Constellation Energy Corp. .................. 7,349 1,885,459
Duke Energy Corp. ....................... 14,830 1,735,851
Edison International ....................... 20,139 1,767,197
Entergy Corp. ........................... 11,249 1,756,756
Evergy , Inc. ............................. 25,936 1,676,244
Eversource Energy ....................... 27,299 1,760,512
Exelon Corp. ............................ 43,296 1,712,790
FirstEnergy Corp. ........................ 40,116 1,706,936
NextEra Energy, Inc. ...................... 22,381 1,760,713
NRG Energy, Inc. ......................... 17,937 1,822,579
PG&E Corp. ............................ 78,416 1,696,138
PPL Corp. ............................. 49,478 1,728,267
Southern Co. (The) ....................... 19,107 1,703,007
Xcel Energy, Inc. ......................... 23,987 1,740,497
27,973,399
a
Electrical Equipment  — 1.2%
AMETEK, Inc. ........................... 8,394 1,631,626
Eaton Corp. PLC ......................... 4,490 1,685,636
Emerson Electric Co. ...................... 12,652 1,677,655
GE Vernova , Inc.
(a)
........................ 4,950 1,653,894
Hubbell, Inc. ............................ 3,685 1,695,432
Rockwell Automation, Inc. ................... 5,773 1,703,843
Vertiv Holdings Co., Class A ................. 13,357 1,704,353
11,752,439
a
Electronic Equipment, Instruments & Components  — 1.5%
Amphenol Corp., Class A ................... 22,811 1,657,219
CDW Corp. ............................. 8,966 1,577,388
Corning, Inc. ............................ 35,463 1,725,984
Jabil, Inc. .............................. 12,570 1,707,383
Keysight Technologies, Inc.
(a)
................. 10,547 1,801,850
TE Connectivity PLC ...................... 10,576 1,598,245
Teledyne Technologies, Inc.
(a)
................. 3,389 1,644,546
Trimble, Inc.
(a)
........................... 22,869 1,668,751

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(a)
............ 4,177 $ 1,700,039
15,081,405
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 38,513 1,692,647
Halliburton Co. .......................... 55,362 1,763,833
Schlumberger N.V. ........................ 38,213 1,679,079
5,135,559
a
Entertainment  — 1.5%
Electronic Arts, Inc. ....................... 10,229 1,674,180
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)(b)
............................. 19,401 1,714,272
Live Nation Entertainment, Inc.
(a)
.............. 13,017 1,799,600
Netflix, Inc.
(a)
............................ 1,997 1,770,960
ROBLOX Corp., Class A
(a)
................... 31,260 1,567,064
Roku, Inc., Class A
(a)
...................... 22,092 1,525,011
Take-Two Interactive Software, Inc.
(a)
............ 9,118 1,717,649
Walt Disney Co. (The) ..................... 16,025 1,882,457
Warner Bros Discovery, Inc., Series A
(a)
.......... 170,005 1,781,652
15,432,845
a
Financial Services  — 2.3%
Apollo Global Management, Inc. ............... 10,506 1,838,865
Berkshire Hathaway, Inc., Class B
(a)
............ 3,709 1,791,521
Block, Inc., Class A
(a)(b)
..................... 19,565 1,732,481
Corpay , Inc.
(a)
........................... 4,629 1,764,482
Equitable Holdings, Inc. .................... 31,641 1,526,045
Fidelity National Information Services, Inc. ........ 19,566 1,668,980
Fiserv, Inc.
(a)
............................ 8,585 1,896,942
Global Payments, Inc. ..................... 14,528 1,728,251
Jack Henry & Associates, Inc. ................ 10,032 1,767,438
Mastercard , Inc., Class A .................... 3,518 1,874,883
PayPal Holdings, Inc.
(a)
..................... 19,368 1,680,561
Toast, Inc., Class A
(a)(b)
..................... 42,023 1,829,681
Visa, Inc., Class A ........................ 5,684 1,790,915
22,891,045
a
Food Products  — 2.4%
Archer-Daniels-Midland Co. .................. 31,891 1,741,249
Bunge Global SA ......................... 19,111 1,715,021
Conagra Brands, Inc. ...................... 60,408 1,664,240
General Mills, Inc. ........................ 25,415 1,683,998
Hershey Co. (The) ........................ 8,860 1,560,512
Hormel Foods Corp. ....................... 54,626 1,771,521
J M Smucker Co. (The) ..................... 14,947 1,760,607
Kellanova .............................. 20,485 1,665,226
Kraft Heinz Co. (The) ...................... 51,907 1,659,467
Lamb Weston Holdings, Inc. ................. 20,736 1,601,649
McCormick & Co., Inc., NVS ................. 21,869 1,714,748
Mondelez International, Inc., Class A ............ 25,222 1,638,169
The Campbell's Company ................... 37,771 1,745,020
Tyson Foods, Inc., Class A .................. 25,975 1,675,387
23,596,814
a
Gas Utilities  — 0.2%
Atmos Energy Corp. ....................... 11,249 1,702,199
a
Ground Transportation  — 1.3%
CSX Corp. ............................. 45,239 1,653,485
JB Hunt Transport Services, Inc. .............. 8,779 1,660,197
Knight-Swift Transportation Holdings, Inc., Class A .. 28,951 1,718,531
Norfolk Southern Corp. ..................... 6,159 1,698,960
Old Dominion Freight Line, Inc. ............... 7,238 1,629,563
Uber Technologies, Inc.
(a)
................... 23,458 1,688,038
U-Haul Holding Co., Series N, NVS ............. 26,292 1,641,673
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 6,873 $ 1,681,548
13,371,995
a
Health Care Equipment & Supplies  — 3.4%
Abbott Laboratories ....................... 14,191 1,685,465
Align Technology, Inc.
(a)
..................... 7,693 1,790,700
Baxter International, Inc. .................... 50,706 1,709,299
Becton Dickinson & Co. .................... 7,140 1,584,366
Boston Scientific Corp.
(a)
.................... 18,766 1,701,326
Cooper Companies, Inc. (The)
(a)
............... 16,344 1,707,294
Dexcom , Inc.
(a)
.......................... 22,828 1,780,356
Edwards Lifesciences Corp.
(a)
................ 24,854 1,773,333
GE HealthCare Technologies, Inc. ............. 19,719 1,641,015
Hologic , Inc.
(a)
........................... 20,875 1,659,563
IDEXX Laboratories, Inc.
(a)
................... 3,815 1,608,976
Insulet Corp.
(a)
........................... 6,157 1,642,564
Intuitive Surgical, Inc.
(a)
..................... 3,070 1,663,940
Medtronic PLC .......................... 19,025 1,646,423
ResMed , Inc. ........................... 7,031 1,750,860
Solventum Corp.
(a)
........................ 23,705 1,695,145
STERIS PLC ............................ 7,481 1,638,788
Stryker Corp. ........................... 4,249 1,666,245
Teleflex, Inc. ............................ 8,586 1,655,810
Zimmer Biomet Holdings, Inc. ................ 14,959 1,676,904
33,678,372
a
Health Care Providers & Services  — 2.7%
Cardinal Health, Inc. ....................... 13,150 1,607,456
Cencora , Inc. ........................... 6,553 1,648,407
Centene Corp.
(a)
......................... 28,644 1,718,640
Cigna Group (The) ........................ 4,994 1,686,973
CVS Health Corp. ........................ 30,460 1,823,031
DaVita, Inc.
(a)(b)
.......................... 10,561 1,754,921
Elevance Health, Inc. ...................... 4,036 1,642,491
HCA Healthcare, Inc. ...................... 4,805 1,572,292
Henry Schein, Inc.
(a)
....................... 24,352 1,876,322
Humana, Inc. ........................... 5,732 1,698,850
Labcorp Holdings, Inc. ..................... 6,652 1,604,196
McKesson Corp. ......................... 2,635 1,656,098
Molina Healthcare, Inc.
(a)
.................... 5,361 1,597,042
Quest Diagnostics, Inc. ..................... 10,278 1,671,819
UnitedHealth Group, Inc. .................... 2,755 1,681,101
Universal Health Services, Inc., Class B ......... 8,220 1,685,100
26,924,739
a
Health Care REITs  — 0.7%
Alexandria Real Estate Equities, Inc. ............ 15,214 1,677,039
Healthpeak Properties, Inc. .................. 76,915 1,691,361
Ventas, Inc. ............................ 25,798 1,652,878
Welltower , Inc. ........................... 12,268 1,695,192
6,716,470
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
............... 7,100 1,617,735
a
Hotel & Resort REITs  — 0.2%
Host Hotels & Resorts, Inc. .................. 92,527 1,704,347
a
Hotels, Restaurants & Leisure  — 3.4%
Airbnb, Inc., Class A
(a)
...................... 12,472 1,697,564
Booking Holdings, Inc. ..................... 331 1,721,855
Carnival Corp.
(a)
.......................... 67,566 1,718,203
Chipotle Mexican Grill, Inc.
(a)
................. 27,718 1,705,211
Darden Restaurants, Inc. ................... 9,787 1,725,154
Domino's Pizza, Inc. ....................... 3,751 1,786,189
DoorDash , Inc., Class A
(a)
................... 9,493 1,713,297

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
DraftKings , Inc., Class A
(a)
................... 39,729 $ 1,734,171
Expedia Group, Inc.
(a)
...................... 9,213 1,700,904
Flutter Entertainment PLC
(a)
.................. 6,248 1,726,447
Hilton Worldwide Holdings, Inc. ............... 6,548 1,659,525
Hyatt Hotels Corp., Class A .................. 10,430 1,647,314
Las Vegas Sands Corp. .................... 33,534 1,779,314
Marriott International, Inc., Class A ............. 5,736 1,658,220
McDonald's Corp. ........................ 5,564 1,647,000
MGM Resorts International
(a)
................. 43,856 1,681,439
Royal Caribbean Cruises Ltd. ................ 7,127 1,739,416
Starbucks Corp. .......................... 16,558 1,696,533
Wynn Resorts Ltd. ........................ 19,378 1,828,896
Yum! Brands, Inc. ........................ 12,007 1,668,253
34,234,905
a
Household Durables  — 0.9%
DR Horton, Inc. .......................... 10,320 1,741,809
Garmin Ltd. ............................. 7,773 1,652,540
Lennar Corp., Class A ...................... 9,966 1,737,971
NVR, Inc.
(a)
............................. 178 1,643,933
PulteGroup, Inc. ......................... 13,162 1,780,424
8,556,677
a
Household Products  — 0.9%
Church & Dwight Co., Inc. ................... 15,334 1,688,733
Clorox Co. (The) ......................... 10,002 1,672,034
Colgate-Palmolive Co. ..................... 18,049 1,744,075
Kimberly-Clark Corp. ...................... 12,487 1,740,064
Procter & Gamble Co. (The) ................. 9,594 1,719,821
8,564,727
a
Independent Power and Renewable Electricity Producers  — 0.3%
AES Corp. (The) ......................... 121,933 1,590,006
Vistra Corp. ............................ 11,676 1,866,292
3,456,298
a
Industrial Conglomerates  — 0.3%
3M Co. ................................ 12,661 1,690,623
Honeywell International, Inc. ................. 7,080 1,649,145
3,339,768
a
Industrial REITs  — 0.2%
Prologis, Inc. ............................ 14,152 1,652,671
a
Insurance  — 4.4%
Aflac, Inc. .............................. 16,584 1,890,576
Allstate Corp. (The) ....................... 8,527 1,768,414
American Financial Group, Inc. ............... 11,745 1,724,871
American International Group, Inc. ............. 22,412 1,723,035
Aon PLC, Class A ........................ 4,289 1,679,315
Arch Capital Group Ltd. .................... 16,390 1,650,801
Arthur J Gallagher & Co. .................... 5,680 1,773,523
Assurant, Inc. ........................... 8,302 1,885,384
Brown & Brown, Inc. ....................... 15,231 1,722,626
Chubb Ltd. ............................. 5,980 1,726,605
Cincinnati Financial Corp. ................... 11,189 1,788,338
Erie Indemnity Co., Class A, NVS .............. 4,046 1,782,506
Everest Group Ltd. ........................ 4,482 1,737,044
Fidelity National Financial, Inc. ................ 26,089 1,653,782
Hartford Financial Services Group, Inc. (The) ...... 15,561 1,918,827
Loews Corp. ............................ 20,355 1,765,389
Markel Group, Inc.
(a)
....................... 1,005 1,791,835
Marsh & McLennan Companies, Inc. ............ 7,511 1,751,791
MetLife, Inc. ............................ 22,275 1,965,323
Principal Financial Group, Inc. ................ 19,137 1,666,641
Progressive Corp. (The) .................... 6,388 1,717,605
Security Shares Value
a
Insurance (continued)
Prudential Financial, Inc. .................... 14,627 $ 1,892,880
Travelers Companies, Inc. (The) ............... 6,535 1,738,571
W R Berkley Corp. ........................ 27,916 1,801,978
Willis Towers Watson PLC ................... 5,277 1,699,194
44,216,854
a
Interactive Media & Services  — 0.8%
Alphabet, Inc., Class A ..................... 5,324 899,490
Alphabet, Inc., Class C, NVS ................. 3,740 637,632
Match Group, Inc.
(a)
....................... 54,136 1,772,413
Meta Platforms, Inc., Class A ................. 2,862 1,643,704
Pinterest, Inc., Class A
(a)
.................... 55,407 1,679,940
Snap, Inc., Class A, NVS
(a)
.................. 149,378 1,764,154
8,397,333
a
IT Services  — 2.2%
Accenture PLC, Class A .................... 4,360 1,579,933
Akamai Technologies, Inc.
(a)
.................. 18,620 1,750,652
Cloudflare , Inc., Class A
(a)
................... 17,704 1,767,390
Cognizant Technology Solutions Corp., Class A ..... 19,348 1,557,320
EPAM Systems, Inc.
(a)
...................... 6,641 1,619,873
Gartner, Inc.
(a)
........................... 2,946 1,525,822
GoDaddy , Inc., Class A
(a)
.................... 8,673 1,713,525
International Business Machines Corp. .......... 7,826 1,779,711
MongoDB, Inc., Class A
(a)
................... 5,520 1,780,145
Okta , Inc., Class A
(a)
....................... 21,126 1,638,532
Snowflake, Inc., Class A
(a)
................... 12,678 2,216,114
Twilio , Inc., Class A
(a)(b)
..................... 16,577 1,732,960
VeriSign, Inc.
(a)
.......................... 8,615 1,612,556
22,274,533
a
Life Sciences Tools & Services  — 2.1%
Agilent Technologies, Inc. ................... 12,320 1,699,790
Avantor , Inc.
(a)
........................... 77,151 1,624,800
Bio-Rad Laboratories, Inc., Class A
(a)
............ 4,561 1,553,157
Bio- Techne Corp. ......................... 21,831 1,645,184
Charles River Laboratories International, Inc.
(a)
..... 8,026 1,597,656
Danaher Corp. .......................... 6,888 1,650,985
Illumina, Inc.
(a)(b)
.......................... 11,376 1,639,850
IQVIA Holdings, Inc.
(a)
...................... 7,860 1,578,602
Mettler -Toledo International, Inc.
(a)
............. 1,317 1,647,830
Revvity , Inc. ............................ 13,877 1,611,675
Thermo Fisher Scientific, Inc. ................. 3,068 1,624,905
Waters Corp.
(a)
.......................... 4,294 1,651,988
West Pharmaceutical Services, Inc. ............ 4,795 1,561,636
21,088,058
a
Machinery  — 3.4%
Caterpillar, Inc. .......................... 4,293 1,743,430
CNH Industrial N.V. ....................... 165,251 2,075,553
Cummins, Inc. ........................... 4,514 1,692,931
Deere & Co. ............................ 4,254 1,981,939
Dover Corp. ............................ 8,117 1,671,290
Fortive Corp. ............................ 21,756 1,725,903
Graco , Inc. ............................. 18,771 1,709,663
IDEX Corp. ............................. 7,124 1,643,008
Illinois Tool Works, Inc. ..................... 5,848 1,622,937
Ingersoll Rand, Inc.
(b)
...................... 15,998 1,666,512
Nordson Corp. ........................... 6,384 1,666,160
Otis Worldwide Corp. ...................... 16,336 1,682,281
PACCAR, Inc. ........................... 14,215 1,663,155
Parker-Hannifin Corp. ...................... 2,350 1,651,815
Pentair PLC ............................ 15,719 1,713,214
Snap-on, Inc. ........................... 4,574 1,690,962
Stanley Black & Decker, Inc. ................. 19,345 1,730,410

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Toro Co. (The) ........................... 20,005 $ 1,742,035
Westinghouse Air Brake Technologies Corp. ....... 8,436 1,692,430
Xylem, Inc. ............................. 13,442 1,703,774
34,469,402
a
Media  — 1.2%
Charter Communications, Inc., Class A
(a)(b)
........ 4,065 1,613,663
Comcast Corp., Class A .................... 37,468 1,618,243
Fox Corp., Class A, NVS .................... 24,028 1,132,200
Fox Corp., Class B ........................ 12,162 544,006
Interpublic Group of Companies, Inc. (The) ....... 56,828 1,750,871
News Corp., Class A, NVS .................. 57,427 1,685,482
Omnicom Group, Inc. ...................... 16,124 1,690,118
Trade Desk, Inc. (The), Class A
(a)
.............. 13,090 1,682,719
11,717,302
a
Metals & Mining  — 0.8%
Freeport-McMoRan, Inc. .................... 38,809 1,715,358
Newmont Corp. .......................... 40,482 1,697,815
Nucor Corp. ............................ 10,924 1,689,834
Reliance, Inc. ........................... 5,223 1,677,836
Steel Dynamics, Inc. ....................... 11,630 1,689,490
8,470,333
a
Mortgage REITs  — 0.2%
Annaly Capital Management, Inc. .............. 85,097 1,695,983
a
Multi-Utilities  — 1.7%
Ameren Corp. ........................... 17,977 1,696,849
CenterPoint Energy, Inc. .................... 54,451 1,776,192
CMS Energy Corp. ........................ 24,390 1,700,227
Consolidated Edison, Inc. ................... 17,371 1,747,349
Dominion Energy, Inc. ...................... 29,375 1,725,781
DTE Energy Co. ......................... 14,146 1,779,284
NiSource, Inc. ........................... 45,823 1,745,398
Public Service Enterprise Group, Inc. ........... 19,373 1,826,874
Sempra ............................... 17,919 1,678,473
WEC Energy Group, Inc. .................... 16,888 1,706,532
17,382,959
a
Office REITs  — 0.2%
BXP, Inc. .............................. 21,056 1,726,381
a
Oil, Gas & Consumable Fuels  — 4.1%
APA Corp. ............................. 75,510 1,710,301
Cheniere Energy, Inc. ...................... 7,818 1,751,310
Chevron Corp. ........................... 10,348 1,675,652
ConocoPhillips .......................... 29,583 3,205,022
Coterra Energy, Inc. ....................... 65,206 1,742,304
Devon Energy Corp. ....................... 43,004 1,632,002
Diamondback Energy, Inc. ................... 9,200 1,633,828
EOG Resources, Inc. ...................... 12,194 1,624,972
EQT Corp. ............................. 38,418 1,745,714
Expand Energy Corp. ...................... 17,392 1,721,112
Exxon Mobil Corp. ........................ 13,456 1,587,270
Hess Corp. ............................. 11,565 1,702,137
HF Sinclair Corp. ......................... 38,688 1,583,500
Kinder Morgan, Inc., Class P ................. 62,417 1,764,529
Marathon Petroleum Corp. .................. 10,417 1,626,614
Occidental Petroleum Corp. .................. 32,588 1,648,301
ONEOK, Inc. ............................ 15,415 1,751,144
Ovintiv , Inc. ............................. 39,483 1,793,318
Phillips 66 .............................. 12,746 1,707,709
Targa Resources Corp. ..................... 8,682 1,773,733
Texas Pacific Land Corp. .................... 1,209 1,934,509
Valero Energy Corp. ....................... 11,837 1,646,290
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The) ............... 30,059 $ 1,759,053
40,720,324
a
Passenger Airlines  — 0.3%
Delta Air Lines, Inc. ....................... 25,640 1,636,345
Southwest Airlines Co. ..................... 51,270 1,659,097
3,295,442
a
Personal Care Products  — 0.4%
Estee Lauder Companies, Inc. (The), Class A ...... 26,413 1,904,905
Kenvue , Inc. ............................ 71,674 1,725,910
3,630,815
a
Pharmaceuticals  — 1.5%
Bristol-Myers Squibb Co. .................... 28,400 1,681,848
Catalent , Inc.
(a)
.......................... 28,174 1,721,713
Eli Lilly & Co. ........................... 2,053 1,632,854
Johnson & Johnson ....................... 10,612 1,644,966
Merck & Co., Inc. ......................... 16,822 1,709,788
Pfizer, Inc. ............................. 62,449 1,636,788
Royalty Pharma PLC, Class A ................ 64,787 1,727,221
Viatris , Inc. ............................. 127,823 1,673,203
Zoetis, Inc., Class A ....................... 9,351 1,638,763
15,067,144
a
Professional Services  — 1.9%
Automatic Data Processing, Inc. ............... 5,182 1,590,511
Booz Allen Hamilton Holding Corp., Class A ....... 9,615 1,424,751
Broadridge Financial Solutions, Inc. ............ 7,254 1,712,089
Dayforce , Inc.
(a)(b)
......................... 21,499 1,719,705
Equifax, Inc. ............................ 6,266 1,638,935
Jacobs Solutions, Inc. ...................... 11,118 1,570,195
Leidos Holdings, Inc. ...................... 8,510 1,407,554
Paychex, Inc. ........................... 10,811 1,581,325
Paycom Software, Inc. ..................... 7,254 1,682,348
SS&C Technologies Holdings, Inc. ............. 21,947 1,697,381
TransUnion ............................. 16,219 1,646,228
Verisk Analytics, Inc. ....................... 5,632 1,656,991
19,328,013
a
Real Estate Management & Development  — 0.5%
CBRE Group, Inc., Class A
(a)
................. 12,180 1,705,078
CoStar Group, Inc.
(a)
....................... 21,996 1,789,155
Zillow Group, Inc., Class C, NVS
(a)
............. 22,207 1,881,155
5,375,388
a
Residential REITs  — 1.7%
American Homes 4 Rent, Class A .............. 43,522 1,666,457
AvalonBay Communities, Inc. ................ 7,089 1,668,396
Camden Property Trust ..................... 13,444 1,691,255
Equity LifeStyle Properties, Inc. ............... 22,665 1,616,695
Equity Residential ........................ 22,142 1,697,406
Essex Property Trust, Inc. ................... 5,393 1,674,311
Invitation Homes, Inc. ...................... 48,665 1,666,776
Mid-America Apartment Communities, Inc. ........ 10,234 1,680,013
Sun Communities, Inc. ..................... 13,123 1,657,829
UDR, Inc. .............................. 35,862 1,644,631
16,663,769
a
Retail REITs  — 0.7%
Kimco Realty Corp. ....................... 67,643 1,729,632
Realty Income Corp. ....................... 29,215 1,691,256
Regency Centers Corp. .................... 22,411 1,694,048
Simon Property Group, Inc. .................. 9,374 1,721,066
6,836,002
a

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 3.7%
Advanced Micro Devices, Inc.
(a)
............... 11,923 $ 1,635,538
Analog Devices, Inc. ....................... 7,780 1,696,429
Applied Materials, Inc. ..................... 8,992 1,570,992
Broadcom, Inc. .......................... 9,575 1,551,916
Enphase Energy, Inc.
(a)(b)
.................... 27,463 1,959,485
Entegris , Inc.
(b)
.......................... 15,765 1,665,257
First Solar, Inc.
(a)
......................... 9,096 1,812,560
Intel Corp. ............................. 66,511 1,599,590
KLA Corp. .............................. 2,563 1,658,338
Lam Research Corp. ...................... 22,266 1,645,012
Marvell Technology, Inc. .................... 18,467 1,711,706
Microchip Technology, Inc. ................... 25,002 1,704,386
Micron Technology, Inc. ..................... 16,605 1,626,460
Monolithic Power Systems, Inc. ............... 2,757 1,564,983
NVIDIA Corp. ........................... 11,231 1,552,686
NXP Semiconductors NV ................... 7,414 1,700,549
ON Semiconductor Corp.
(a)
.................. 24,138 1,716,695
Qorvo , Inc.
(a)
............................ 25,281 1,745,653
QUALCOMM, Inc. ........................ 10,274 1,628,737
Skyworks Solutions, Inc. .................... 19,932 1,745,844
Teradyne, Inc. ........................... 15,565 1,712,150
Texas Instruments, Inc. ..................... 7,968 1,601,807
36,806,773
a
Software  — 5.7%
Adobe, Inc.
(a)
............................ 3,087 1,592,676
ANSYS, Inc.
(a)
........................... 4,794 1,683,173
AppLovin Corp., Class A
(a)
................... 5,838 1,965,947
Aspen Technology, Inc.
(a)
.................... 6,761 1,690,250
Atlassian Corp., Class A
(a)
................... 6,567 1,730,930
Autodesk, Inc.
(a)
.......................... 5,266 1,537,145
Bentley Systems, Inc., Class B ................ 34,273 1,696,514
Cadence Design Systems, Inc.
(a)
.............. 5,372 1,648,183
Crowdstrike Holdings, Inc., Class A
(a)
............ 4,762 1,647,509
Datadog , Inc., Class A
(a)(b)
................... 12,910 1,972,003
DocuSign, Inc.
(a)
......................... 20,233 1,612,368
Dynatrace , Inc.
(a)
......................... 30,943 1,738,687
Fair Isaac Corp.
(a)
......................... 703 1,669,646
Fortinet, Inc.
(a)
........................... 16,873 1,603,779
Gen Digital, Inc. .......................... 54,485 1,680,862
HubSpot , Inc.
(a)
.......................... 2,372 1,710,331
Intuit, Inc. .............................. 2,314 1,484,963
Manhattan Associates, Inc.
(a)
................. 5,692 1,624,725
Microsoft Corp. .......................... 3,752 1,588,822
MicroStrategy , Inc., Class A
(a)(b)
................ 5,053 1,957,886
Nutanix , Inc., Class A
(a)
..................... 23,174 1,512,799
Oracle Corp. ............................ 8,745 1,616,426
Palantir Technologies, Inc., Class A
(a)(b)
.......... 27,302 1,831,418
Palo Alto Networks, Inc.
(a)(b)
.................. 4,121 1,598,206
PTC, Inc.
(a)
............................. 8,562 1,712,914
Roper Technologies, Inc. .................... 2,862 1,621,151
Salesforce, Inc. .......................... 4,811 1,587,582
Samsara, Inc., Class A
(a)
.................... 31,480 1,683,865
ServiceNow , Inc.
(a)
........................ 1,576 1,653,917
Synopsys, Inc.
(a)
......................... 2,937 1,640,285
Tyler Technologies, Inc.
(a)
................... 2,689 1,691,838
Workday, Inc., Class A
(a)
.................... 5,980 1,494,940
Zoom Communications, Inc., Class A
(a)
.......... 19,427 1,606,419
Zscaler , Inc.
(a)
........................... 7,933 1,638,878
56,727,037
a
Specialized REITs  — 1.9%
American Tower Corp. ..................... 8,492 1,774,828
Crown Castle, Inc. ........................ 16,084 1,708,925
Digital Realty Trust, Inc. .................... 9,268 1,813,655
Security Shares Value
a
Specialized REITs (continued)
Equinix , Inc. ............................ 1,824 $ 1,790,220
Extra Space Storage, Inc. ................... 10,103 1,727,209
Gaming and Leisure Properties, Inc. ............ 34,419 1,776,365
Iron Mountain, Inc. ........................ 14,453 1,787,402
Public Storage ........................... 4,924 1,713,798
SBA Communications Corp., Class A ............ 7,565 1,711,581
VICI Properties, Inc. ....................... 53,651 1,749,559
Weyerhaeuser Co. ........................ 53,629 1,730,072
19,283,614
a
Specialty Retail  — 2.5%
AutoZone, Inc.
(a)
......................... 523 1,657,669
Best Buy Co., Inc. ........................ 18,329 1,649,610
Burlington Stores, Inc.
(a)
.................... 6,218 1,752,730
CarMax, Inc.
(a)
........................... 21,208 1,780,836
Carvana Co., Class A
(a)
..................... 6,910 1,799,502
Dick's Sporting Goods, Inc. .................. 8,442 1,749,520
Home Depot, Inc. (The) .................... 4,043 1,734,973
Lowe's Companies, Inc. .................... 6,122 1,667,816
O'Reilly Automotive, Inc.
(a)
................... 1,332 1,655,969
Ross Stores, Inc. ......................... 11,853 1,835,674
TJX Companies, Inc. (The) .................. 13,405 1,684,874
Tractor Supply Co. ........................ 5,970 1,693,510
Ulta Beauty, Inc.
(a)(b)
....................... 4,312 1,667,192
Williams-Sonoma, Inc. ..................... 12,791 2,200,308
24,530,183
a
Technology Hardware, Storage & Peripherals  — 1.6%
Apple, Inc. ............................. 7,185 1,705,216
Dell Technologies, Inc., Class C ............... 12,342 1,574,716
Hewlett Packard Enterprise Co. ............... 76,037 1,613,505
HP, Inc. ............................... 45,104 1,598,035
NetApp, Inc. ............................ 13,912 1,706,168
Pure Storage, Inc., Class A
(a)
................. 33,373 1,768,435
Seagate Technology Holdings PLC ............. 17,059 1,728,588
Super Micro Computer, Inc.
(a)(b)
................ 81,553 2,661,890
Western Digital Corp.
(a)
..................... 26,526 1,936,133
16,292,686
a
Textiles, Apparel & Luxury Goods  — 0.5%
Deckers Outdoor Corp.
(a)
.................... 9,268 1,816,157
Lululemon Athletica , Inc.
(a)(b)
.................. 5,030 1,612,920
NIKE, Inc., Class B ....................... 21,675 1,707,340
5,136,417
a
Tobacco  — 0.3%
Altria Group, Inc. ......................... 30,070 1,736,242
Philip Morris International, Inc. ................ 13,227 1,759,984
3,496,226
a
Trading Companies & Distributors  — 0.8%
Fastenal Co. ............................ 19,513 1,630,506
Ferguson Enterprises, Inc. ................... 8,040 1,736,077
United Rentals, Inc. ....................... 1,950 1,688,700
Watsco , Inc. ............................ 3,028 1,670,245
WW Grainger, Inc. ........................ 1,360 1,639,263
8,364,791
a
Water Utilities  — 0.3%
American Water Works Co., Inc. ............... 12,495 1,711,065
Essential Utilities, Inc. ...................... 43,055 1,723,492
3,434,557
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Wireless Telecommunication Services  — 0.2%
T-Mobile U.S., Inc. ........................ 6,853 $ 1,692,280
a
Total Long-Term Investments — 99.8%
(Cost: $809,083,484) ................................ 998,039,624
a
Short-Term Securities
Money Market Funds  —  2.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(c)(d)(e)
...................... 24,392,059 24,404,256
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(c)(d)
............................ 642,048 642,048
a
Total Short-Term Securities — 2.5%
(Cost: $25,034,982) ................................. 25,046,304
Total Investments — 102.3%
(Cost: $834,118,466) ................................ 1,023,085,928
Liabilities in Excess of Other Assets — (2.3)% ............... (23,155,977)
Net Assets — 100.0% ................................. $ 999,929,951
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 19,667,391 $ 4,740,978
(a)
$ — $ (1,504) $ (2,609) $ 24,404,256 24,392,059 $ 12,041
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,101,337 — (459,289)
(a)
— — 642,048 642,048 18,164 —
BlackRock, Inc. . 1,394,198 222,985 (163,184) 13,374 188,540 1,655,913 1,619 7,885 —
$ 11,870 $ 185,931
$ 26,702,217
$ 38,090 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 2  12/20/24 $ 605  $ 9,935
E-Mini S&P MidCap 400 Index ............................................................. 3  12/20/24 1,013  24,015
$ 33,950

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
MSCI USA Equal Weighted ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 998,039,624 $ — $ — $ 998,039,624
Short-Term Securities
Money Market Funds ...................................... 25,046,304 — — 25,046,304
$ 1,023,085,928 $ — $ — $ 1,023,085,928
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 33,950 $ — $ — $ 33,950
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust